UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                 FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    June 30, 2011
                                                ------------------------

Check here if Amendment [    ]; Amendment Number:
                                                  -------

This Amendment (Check only one.):  [   ] is a restatement.
                                   [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Arrowgrass Capital Partners (US) LP
            --------------------------------------------------
Address:    1330 Avenue of the Americas, 32nd Floor
            ------------------------------------------------
            New York, New York 10119
            --------------------------------------------------

Form 13F File Number:  028-13317
                    -------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Sean Flynn
           --------------------------------------------------
Title:     Director of the General Partner
           --------------------------------------------------
Phone:      +1 (345) 949-9900
           --------------------------------------------------

Signature, Place, and Date of Signing:

     /s/ Sean Flynn       Cayman Islands             August 15, 2011
------------------------   -----------------------  -------------------------
      [Signature]                 [City/State]               [Date}

Report Type (Check only one.):

[ X ]   13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                           FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        70
                                               -------------

Form 13F Information Table Value Total:        $ 2,309,247
                                               -------------
                                                (thousands)


List of Other Included Managers:  None

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- ---------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                         VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
---------------------------- ---------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
99 CENTS ONLY STORES         COM              65440K106    7,630    376,970 SH       SOLE                   376,970
ADVANCED MICRO DEVICES INC   NOTE 5.750% 8/1  007903AN7   15,105     43,500 PRN      SOLE                    43,500
AMR CORP                     COM              001765106   27,771  5,133,300 SH  PUT  SOLE                 5,133,300
BANK OF AMERICA CORPORATION  COM              060505104    6,765    617,200 SH       SOLE                   617,200
BANK OF AMERICA CORPORATION  COM              060505104    1,370    125,000 SH  PUT  SOLE                   125,000
BEST BUY INC                 SDCV  2.250% 1/1 086516AF8    6,828     10,000 PRN      SOLE                    10,000
BJS WHOLESALE CLUB INC       COM              05548J106    5,832    115,829 SH       SOLE                   115,829
BOEING CO                    COM              097023105    5,089     68,830 SH       SOLE                    68,830
BOEING CO                    COM              097023105   18,194    246,100 SH  CALL SOLE                   246,100
BOEING CO                    COM              097023105   18,194    246,100 SH  PUT  SOLE                   246,100
BUCYRUS INTL INC NEW         COM              118759109  111,508  1,216,544 SH       SOLE                 1,216,544
CAMERON INTERNATIONAL CORP   NOTE 2.500% 6/1  13342BAB1    4,975      3,500 PRN      SOLE                     3,500
CEPHALON INC                 COM              156708109  159,125  1,991,555 SH       SOLE                 1,991,555
COMTECH TELECOMMUNICATIONS C NOTE  3.000% 5/0 205826AF7    8,692     11,000 PRN      SOLE                    11,000
CONMED CORP                  NOTE  2.500%11/1 207410AD3    6,675      8,951 PRN      SOLE                     8,951
CONVERGYS CORP               SDCV  5.750% 9/1 212485AE6    6,783      6,000 PRN      SOLE                     6,000
CUBIST PHARMACEUTICALS INC   NOTE  2.250% 6/1 229678AC1   23,763     20,317 PRN      SOLE                    20,317
EARTHLINK INC                COM              270321102      562     73,000 SH       SOLE                    73,000
EARTHLINK INC                FRNT  3.250%11/1 270321AA0   11,730     12,500 PRN      SOLE                    12,500
ENTERGY CORP NEW             COM              29364G103    1,502     22,000 SH       SOLE                    22,000
EXCO RESOURCES INC           COM              269279402   49,566  2,808,276 SH       SOLE                 2,808,276
EXTERRAN HLDGS INC           NOTE  4.250% 6/1 30225XAA1    2,139      2,500 PRN      SOLE                     2,500
GENERAL MTRS CO              COM              37045V100   21,343    703,000 SH       SOLE                   703,000
HEADWATERS INC               COM              42210P102      783    250,000 SH  CALL SOLE                   250,000
HORNBECK OFFSHORE SVCS INC N FRNT  1.625%11/1 440543AE6   17,187     30,300 PRN      SOLE                    30,300
HOVNANIAN ENTERPRISES INC    UNIT 99/99/9999  44248W208    1,179    110,520 SH       SOLE                   110,520
ICONIX BRAND GROUP INC       NOTE  1.875% 6/3 451055AB3   27,765     31,620 PRN      SOLE                    31,620
ISHARES TR                   DJ US REAL EST   464287739   44,773    742,500 SH  PUT  SOLE                   742,500
ISIS PHARMACEUTICALS INC DEL NOTE  2.625% 2/1 464337AE4   12,526     20,000 PRN      SOLE                    20,000
ISTAR FINL INC               DEBT        10/0 45031UBF7    1,365      7,500 PRN      SOLE                     7,500
KELLOGG CO                   COM              487836108    4,979     90,000 SH  PUT  SOLE                    90,000
KINROSS GOLD CORP            COM NO PAR       496902404   15,495    980,700 SH  CALL SOLE                   980,700
KULICKE & SOFFA INDS INC     NOTE  0.875% 6/0 501242AT8    4,344      5,598 PRN      SOLE                     5,598
L-1 IDENTITY SOLUTIONS INC   COM              50212A106   53,174  4,525,413 SH       SOLE                 4,525,413
L-3 COMMUNICATIONS CORP      DEBT  3.000% 8/0 502413AW7   54,552     61,000 PRN      SOLE                    61,000
LAWSON SOFTWARE INC NEW      COM              52078P102   70,275  6,263,343 SH       SOLE                 6,263,343
LEVEL 3 COMMUNICATIONS INC   NOTE 15.000% 1/1 52729NBM1   10,310      7,606 PRN      SOLE                     7,606
LIBERTY GLOBAL INC           COM SER C        530555309   34,664    811,805 SH       SOLE                   811,805
LIFEPOINT HOSPITALS INC      SDCV  3.250% 8/1 53219LAG4   11,171     17,500 PRN      SOLE                    17,500
LUBRIZOL CORP                COM              549271104  153,095  1,140,200 SH       SOLE                 1,140,200
MARKET VECTORS ETF TR        AGRIBUS ETF      57060U605    6,568    122,100 SH  CALL SOLE                   122,100
MARKET VECTORS ETF TR        AGRIBUS ETF      57060U605    6,568    122,100 SH  PUT  SOLE                   122,100
MARSHALL & ILSLEY CORP NEW   COM              571837103  156,485 19,634,284 SH       SOLE                19,634,284
MASTERCARD INC               CL A             57636Q104    9,914     32,900 SH  CALL SOLE                    32,900
MASTERCARD INC               CL A             57636Q104    9,914     32,900 SH  PUT  SOLE                    32,900
MCCLATCHY CO                 CL A             579489105    2,404    855,600 SH       SOLE                   855,600
MEDICIS PHARMACEUTICAL CORP  NOTE  2.500% 6/0 58470KAA2   34,754     26,450 PRN      SOLE                    26,450
MGIC INVT CORP WIS           NOTE  5.000% 5/0 552848AD5    5,756     13,000 PRN      SOLE                    13,000
MICROCHIP TECHNOLOGY INC     SDCV  2.125%12/1 595017AB0   46,090     35,000 PRN      SOLE                    35,000
NETAPP INC                   NOTE  1.750% 6/0 64110DAB0   19,059     11,500 PRN      SOLE                    11,500
NORFOLK SOUTHERN CORP        COM              655844108    2,870     38,300 SH  CALL SOLE                    38,300
NORFOLK SOUTHERN CORP        COM              655844108    2,870     38,300 SH  PUT  SOLE                    38,300
OIL SVC HOLDRS TR            DEPOSTRY RCPT    678002106    3,040     20,000 SH  PUT  SOLE                    20,000
PMI GROUP INC                NOTE  4.500% 4/1 69344MAK7    2,183     16,000 PRN      SOLE                    16,000
QUICKSILVER RESOURCES INC    DBCV  1.875%11/0 74837RAB0   14,006     14,500 PRN      SOLE                    14,500
RALCORP HLDGS INC NEW        COM              751028101   75,472    871,700 SH       SOLE                   871,700
SANDISK CORP                 NOTE  1.000% 5/1 80004CAC5   34,266     68,000 PRN      SOLE                    68,000
SPDR S&P 500 ETF TR          TR UNIT          78462F103    7,863     59,580 SH       SOLE                    59,580
SPDR S&P 500 ETF TR          TR UNIT          78462F103  211,112  1,599,700 SH  CALL SOLE                 1,599,700
SPDR S&P 500 ETF TR          TR UNIT          78462F103  270,341  2,048,500 SH  PUT  SOLE                 2,048,500

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- ---------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                         VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
---------------------------- ---------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
SRA INTL INC                 CL A             78464R105   73,658  2,382,221 SH       SOLE                 2,382,221
STEWART ENTERPRISES INC      NOTE  3.125% 7/1 860370AH8    6,606     10,000 PRN      SOLE                    10,000
TELVENT GIT SA               SHS              E90215109   16,134    405,376 SH       SOLE                   405,376
UNITED DOMINION REALTY TR IN NOTE  3.625% 9/1 910197AM4    8,693     12,201 PRN      SOLE                    12,201
UNITED TECHNOLOGIES CORP     COM              913017109      417      4,709 SH       SOLE                     4,709
UNITED TECHNOLOGIES CORP     COM              913017109    5,603     63,300 SH  CALL SOLE                    63,300
UNITED TECHNOLOGIES CORP     COM              913017109    5,603     63,300 SH  PUT  SOLE                    63,300
VARIAN SEMICONDUCTOR EQUIPMN COM              922207105  164,171  2,672,054 SH       SOLE                 2,672,054
VERIFONE SYS INC             NOTE  1.375% 6/1 92342YAB5   49,120     48,750 PRN      SOLE                    48,750
VERIGY LTD                   SHS              Y93691106   18,930  1,264,501 SH       SOLE                 1,264,501
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